Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2022
Statement Of Financial Position [Abstract]
Summary of Information Extracted From Books and Records of Parent

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	At June 30,
	2022	2021
Balance sheet
ASSETS
Current assets
Cash and cash equivalents	$181,411,905	$135,403,115
Trade and other receivables	31,966	132,838
Prepayments	5,291,126	2,462,643
Total current assets	186,734,997	137,998,596

Non-current assets
Amounts due from related parties	152,865,669	27,897,817
Exploration and evaluation assets	3,440,105	3,329,950
Imvestments at fair value through profit and loss	24,179,998	—
Investments	—	17,748,704
Other assets	10,950	8,450
Total non-current assets	180,496,722	48,984,921
Total assets	$367,231,719	$186,983,517

LIABILITIES
Payables	2,888,400	2,587,715
Total current liabilities	2,888,400	2,587,715
Total liabilities	2,888,400	2,587,715
Net assets	364,343,319	184,395,802
EQUITY
Contributed equity	458,677,068	233,196,507
Reserves	53,900,595	33,733,407
Accumulated losses	(148,234,344)	(82,534,112)
Total equity	$364,343,319	$184,395,802

	Year Ended June 30,
	2022	2021
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(65,700,232)	$(20,177,174)